STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - shares		5 Months Ended
	Nov. 09, 2020	Dec. 31, 2020	Oct. 27, 2020
Number of units issued		21,525,000
Over-allotment
Number of units issued	1,525,000
Over-allotment | Private Placement Warrants
Sale of Private Placement Warrants (in shares)			6,500,000
Private Placement
Sale of Private Placement Warrants (in shares)			4,333,333
Private Placement | Private Placement Warrants
Sale of Private Placement Warrants (in shares)			4,333,333